Unaudited Quarterly Financial Results (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 380,381,000	$ 374,511,000	$ 265,863,000	$ 156,760,000	$ 148,029,000	$ 147,014,000	$ 132,862,000	$ 119,734,000	$ 1,177,515,000	$ 547,639,000	$ 401,320,000
Gross profit	115,619,000	115,631,000	84,537,000	52,749,000	50,151,000	50,793,000	46,179,000	40,705,000	368,536,000	187,828,000	139,331,000
Income from continuing operations	9,748,000	16,586,000	7,030,000	5,047,000	6,636,000	6,843,000	5,450,000	2,821,000	38,411,000	21,750,000	4,084,000
Income (loss) from discontinued operations, net of income taxes	1,574,000	847,000	1,485,000	336,000	865,000	924,000	415,000	343,000	4,242,000	2,547,000	(13,981,000)
Net income	11,322,000	17,433,000	8,515,000	5,383,000	7,501,000	7,767,000	5,865,000	3,164,000	42,653,000	24,297,000	(9,897,000)
Basic earnings per common share:
Income from continuing operations	$ 0.19	$ 0.32	$ 0.16	$ 0.14	$ 0.18	$ 0.18	$ 0.15	$ 0.08	$ 0.82	$ 0.59	$ 0.11
Income from discontinued operations	$ 0.03	$ 0.01	$ 0.03	$ 0	$ 0.02	$ 0.03	$ 0.01	$ 0.01	$ 0.09	$ 0.07	$ (0.38)
Net income	$ 0.22	$ 0.33	$ 0.19	$ 0.14	$ 0.20	$ 0.21	$ 0.16	$ 0.09	$ 0.91	$ 0.66	$ (0.27)
Diluted earnings per common share:
Income from continuing operations	$ 0.18	$ 0.31	$ 0.15	$ 0.13	$ 0.18	$ 0.18	$ 0.14	$ 0.08	$ 0.80	$ 0.58	$ 0.11
Income from discontinued operations	$ 0.03	$ 0.02	$ 0.04	$ 0.01	$ 0.02	$ 0.03	$ 0.02	$ 0.00	$ 0.09	$ 0.06	$ (0.38)
Net income	$ 0.21	$ 0.33	$ 0.19	$ 0.14	$ 0.20	$ 0.21	$ 0.16	$ 0.08	$ 0.89	$ 0.64	$ (0.27)
Vendor Fees [Member] | Apex Systems
Segment Reporting Information
Classification error related to vendor fees		$ 500,000